Net Investment in Sales-type Leases (Tables)	12 Months Ended
Dec. 31, 2014
Net Investment in Sales-type Leases [Abstract]
Schedule of Net Investment in Sales-Type Leases

The Company's net investment in sales-type leases consisted of the following:

	December 31,	December 31,
	2014	2013

	(U.S. $ in thousands)
Future minimum lease payments receivable	$24,930	$19,403
Less allowance for doubtful accounts	(452)	(183)
Net future minimum lease payment receivable	24,478	19,220
Less unearned interest income	(1,486)	(1,305)
Net investment in sales-type leases	$22,992	$17,915

Schedule of Future Minimum Lease Payments for Sales-type Leases

Future minimum lease payments due from customers under sales-type leases as of December 31, 2014 were as follows:

U.S. $ in thousands
Year ending December 31,
2015	$9,325
2016	6,960
2017	5,031
2018	2,752
2019 and thereafter	862
$24,930